UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22559

First Trust Exchange-Traded Fund IV
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
For the Period November 7, 2023 (Commencement of Operations) through January 31, 2024

First Trust Exchange-Traded Fund IV

First Trust Core Investment Grade ETF (FTCB)

Table of Contents
First Trust Core Investment Grade ETF (FTCB)
Semi-Annual Report
January 31, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the “Trust”) described in this report (First Trust Core Investment Grade ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Core Investment Grade ETF (FTCB)
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Core Investment Grade ETF (the “Fund”), which contains detailed information about the Fund since its inception on November 7, 2023 through the period ended January 31, 2024. Please note that the information contained in this letter and the report prior to the Fund’s inception date does not apply to the Fund.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Core Investment Grade ETF (FTCB)
First Trust Core Investment Grade ETF (the “Fund”) seeks to maximize long-term total return. Under normal market conditions, the Fund seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout.

Performance
Cumulative Total Returns
Inception (11/7/23) to 1/31/24
Fund Performance
NAV	6.40%
Market Price	6.40%
Index Performance
ICE BofA US Broad Market Index	5.75%
Bloomberg US Aggregate Bond Index	5.76%
Total returns for the period since inception are calculated from the inception date of the Fund. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Core Investment Grade ETF (FTCB) (Continued)

Fund Allocation	% of Net Assets
U.S. Government Agency Mortgage-Backed Securities	40.0%
Corporate Bonds and Notes	25.4
U.S. Government Bonds and Notes	16.8
Asset-Backed Securities	12.4
Mortgage-Backed Securities	5.2
Foreign Corporate Bonds and Notes	2.9
Exchange-Traded Funds	0.4
Money Market Funds	3.2
U.S. Government Agency Mortgage-Backed Securities Sold Short	(3.5)
Written Options	(0.3)
Net Other Assets and Liabilities(1)	(2.5)
Total	100.0%

Credit Quality(2)	% of Total Long Fixed-Income Investments, Cash & Cash Equivalents
Government & Agency	54.9%
AAA	4.7
A+	0.6
A	2.8
A-	5.7
BBB+	7.2
BBB	7.2
BBB-	5.3
NR	10.9
Cash & Cash Equivalents	0.7
Total	100.0%

Top Ten Holdings	% of Fixed-Income Investments(3)
U.S. Treasury Note, 5.00%, 08/31/25	3.4%
U.S. Treasury Note, 4.63%, 02/28/25	3.4
Federal Home Loan Mortgage Corporation, Series 2017-4745, Class CZ, 3.50%, 01/15/48	3.0
Federal Home Loan Mortgage Corporation, Series 2015-4499, Class CZ, 3.50%, 08/15/45	3.0
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series 2021-K136, Class A2, 2.13%, 11/25/31	2.9
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series 2022-K145, Class A2, 2.58%, 05/25/32	2.9
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series 2018-K159, Class A2, 3.95%, 11/25/30	2.9
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates, Series 2023-K751, Class A2, 4.41%, 03/25/30	2.9
Federal National Mortgage Association, Pool 310211, 3.50%, 07/01/48	2.9
Federal National Mortgage Association, Pool 310208, 3.00%, 03/01/48	2.9
Total	30.2%

(1)	Includes variation margin on futures contracts.
(2)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization
(NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-
term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.

(3)	Percentages are based on the long positions only. Money market funds and short positions are excluded.

Fund Performance Overview (Unaudited) (Continued)
First Trust Core Investment Grade ETF (FTCB) (Continued)

Performance of a $10,000 Initial Investment
November 7, 2023 - January 31, 2024

$11,000
$10,500
$10,000
$9,500
11/7/23
1/31/24
$10,640
$10,576
$10,575
First Trust Core Investment Grade ETF
ICE BofA US Broad Market Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Core Investment Grade ETF (FTCB)
Semi-Annual Report
January 31, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Core Investment Grade ETF (the “Fund” or “FTCB”). First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
James Snyder – Senior Vice President and Senior Portfolio Manager
Jeremiah Charles – Senior Vice President and Senior Portfolio Manager
Todd Larson, CFA – Senior Vice President and Senior Portfolio Manager
Owen Aronson – Vice President and Portfolio Manager
Nathan Simons, CFA – Vice President and Portfolio Manager
Scott Skowronski, CFA – Senior Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since the Fund’s inception.

First Trust Core Investment Grade ETF (FTCB)
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)
As a shareholder of First Trust Core Investment Grade ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 7, 2023 (a)	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period November 7, 2023 (a) to January 31, 2024 (b)
First Trust Core Investment Grade ETF (FTCB)
Actual	$1,000.00	$1,064.00	0.55%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	0.55%	$2.80

(a)	Inception date.
(b)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 7, 2023 through January 31, 2024), multiplied by 86/366. Hypothetical expenses are assumed for the most recent six-month period.

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 40.0%
	Collateralized Mortgage Obligations — 9.0%
	Federal Home Loan Mortgage Corporation
$570,346	Series 2015-4499, Class CZ	3.50%	08/15/45	$491,038
556,604	Series 2017-4745, Class CZ	3.50%	01/15/48	495,538
	Federal National Mortgage Association
266,371	Series 2023-9, Class BA	4.50%	07/25/49	259,963
	Seasoned Loans Structured Transaction Trust
190,518	Series 2019-3, Class A1C	2.75%	11/25/29	176,318
				1,422,857
	Commercial Mortgage-Backed Securities — 19.4%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
490,000	Series 2018-K159, Class A2	3.95%	11/25/30	475,898
5,410,279	Series 2019-K097, Class X1, IO (a)	1.22%	07/25/29	263,357
3,147,666	Series 2020-K115, Class X1, IO (a)	1.43%	06/25/30	209,461
565,000	Series 2021-K136, Class A2	2.13%	11/25/31	479,781
16,694,490	Series 2021-KG05, Class X1, IO (a)	0.40%	01/25/31	298,409
550,000	Series 2022-K145, Class A2	2.58%	05/25/32	479,102
475,000	Series 2023-K751, Class A2	4.41%	03/25/30	475,035
380,000	Series 2023-KJ48, Class A2	5.03%	10/25/31	387,039
				3,068,082
	Pass-Through Securities — 11.6%
	Federal National Mortgage Association
535,058	Pool 310208	3.00%	03/01/48	468,720
516,376	Pool 310211	3.50%	07/01/48	470,548
451,000	Pool TBA	3.50%	03/15/53	410,725
309,000	Pool TBA	4.00%	03/15/54	290,960
210,000	Pool TBA	4.50%	03/15/54	203,118
				1,844,071
	Total U.S. Government Agency Mortgage-Backed Securities			6,335,010
	(Cost $6,093,594)
CORPORATE BONDS AND NOTES — 25.4%
	Aerospace/Defense — 0.7%
25,000	Howmet Aerospace, Inc.	6.75%	01/15/28	26,336
30,000	Lockheed Martin	5.70%	11/15/54	32,914
25,000	Northrop Grumman Corp.	4.70%	03/15/33	24,888
25,000	Northrop Grumman Corp.	5.15%	05/01/40	25,012
				109,150
	Banks — 4.3%
50,000	Bank of America Corp. (b)	5.08%	01/20/27	50,029
50,000	Bank of America Corp. (b)	3.97%	02/07/30	47,733
25,000	Bank of America Corp. (b)	4.57%	04/27/33	23,935
45,000	Bank of New York Mellon (The) Corp. (b)	6.32%	10/25/29	47,807
15,000	Fifth Third Bancorp (b)	4.77%	07/28/30	14,611
40,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	38,673
30,000	Goldman Sachs Group (The), Inc. (b)	4.48%	08/23/28	29,570
30,000	JPMorgan Chase & Co. (b)	4.85%	07/25/28	29,969
75,000	JPMorgan Chase & Co. (b)	4.57%	06/14/30	73,847
25,000	JPMorgan Chase & Co. (b)	4.91%	07/25/33	24,689
50,000	Morgan Stanley (b)	4.68%	07/17/26	49,679
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$25,000	Morgan Stanley (b)	4.43%	01/23/30	$24,381
25,000	Morgan Stanley (b)	6.34%	10/18/33	26,987
25,000	PNC Financial Services Group (The), Inc. (b)	6.62%	10/20/27	25,994
25,000	PNC Financial Services Group (The), Inc.	3.45%	04/23/29	23,459
35,000	State Street Corp. (b)	5.10%	05/18/26	35,046
15,000	Truist Financial Corp. (b)	4.87%	01/26/29	14,835
25,000	US Bancorp (b)	6.79%	10/26/27	26,091
50,000	Wells Fargo & Co. (b)	4.54%	08/15/26	49,514
30,000	Wells Fargo & Co. (b)	4.81%	07/25/28	29,829
				686,678
	Beverages — 0.9%
25,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	24,323
25,000	Constellation Brands, Inc.	4.35%	05/09/27	24,797
25,000	Constellation Brands, Inc.	4.75%	05/09/32	24,704
20,000	Constellation Brands, Inc.	5.25%	11/15/48	19,635
25,000	Keurig Dr Pepper, Inc.	4.50%	04/15/52	22,018
25,000	Molson Coors Brewing Co.	4.20%	07/15/46	21,223
				136,700
	Biotechnology — 0.4%
15,000	Amgen, Inc.	5.15%	03/02/28	15,276
15,000	Amgen, Inc.	5.25%	03/02/30	15,362
25,000	Amgen, Inc.	5.65%	03/02/53	25,778
				56,416
	Building Materials — 0.2%
40,000	CRH America Finance, Inc. (c)	3.95%	04/04/28	38,862
	Chemicals — 0.2%
25,000	FMC Corp.	5.15%	05/18/26	25,026
	Commercial Services — 1.1%
40,000	Ashtead Capital, Inc. (c)	4.00%	05/01/28	37,905
25,000	Ashtead Capital, Inc. (c)	5.80%	04/15/34	25,150
25,000	Gartner, Inc. (c)	4.50%	07/01/28	23,879
25,000	S&P Global, Inc.	3.70%	03/01/52	19,968
65,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	65,959
				172,861
	Cosmetics/Personal Care — 0.2%
25,000	Haleon US Capital LLC	3.38%	03/24/27	24,079
	Diversified Financial Services — 1.0%
35,000	American Express Co. (b)	6.34%	10/30/26	35,731
25,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	24,596
25,000	Intercontinental Exchange, Inc.	4.95%	06/15/52	24,110
25,000	LPL Holdings, Inc. (c)	4.63%	11/15/27	24,091
30,000	Nasdaq, Inc.	5.55%	02/15/34	31,126
25,000	Nasdaq, Inc.	5.95%	08/15/53	26,738
				166,392
	Electric — 1.3%
25,000	AEP Transmission Co. LLC	3.10%	12/01/26	24,095
20,000	CenterPoint Energy Houston Electric LLC, Series AF	3.35%	04/01/51	14,919
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$25,000	Duke Energy Carolinas LLC	2.45%	02/01/30	$22,178
20,000	Duke Energy Carolinas LLC	5.30%	02/15/40	20,270
25,000	Florida Power & Light Co.	5.30%	04/01/53	25,588
25,000	Georgia Power Co.	4.70%	05/15/32	24,704
25,000	Georgia Power Co.	4.30%	03/15/42	22,163
25,000	PECO Energy Co.	4.60%	05/15/52	23,052
25,000	Trans-Allegheny Interstate Line Co. (c)	3.85%	06/01/25	24,569
				201,538
	Environmental Control — 0.6%
25,000	Republic Services, Inc.	5.00%	04/01/34	25,271
35,000	Republic Services, Inc.	6.20%	03/01/40	39,137
35,000	Waste Management Inc.	4.15%	07/15/49	30,897
				95,305
	Food — 0.9%
25,000	Conagra Brands, Inc.	5.30%	10/01/26	25,284
25,000	Conagra Brands, Inc.	5.30%	11/01/38	24,370
25,000	Kraft Heinz Foods Co.	6.88%	01/26/39	29,079
25,000	McCormick & Co., Inc.	2.50%	04/15/30	21,913
20,000	Mondelez International, Inc.	2.63%	09/04/50	13,101
25,000	Sysco Corp.	6.60%	04/01/50	29,141
				142,888
	Healthcare-Products — 0.8%
10,000	Alcon Finance Corp. (c)	5.38%	12/06/32	10,290
10,000	Alcon Finance Corp. (c)	5.75%	12/06/52	10,604
35,000	Stryker Corp.	1.95%	06/15/30	29,837
25,000	Stryker Corp.	4.10%	04/01/43	22,152
25,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	26,179
25,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	25,750
				124,812
	Healthcare-Services — 2.6%
40,000	Centene Corp.	4.25%	12/15/27	38,483
25,000	Elevance Health, Inc.	5.35%	10/15/25	25,168
20,000	Elevance Health, Inc.	4.10%	03/01/28	19,643
25,000	Elevance Health, Inc.	4.75%	02/15/33	24,762
10,000	Elevance Health, Inc.	4.65%	01/15/43	9,255
20,000	Elevance Health, Inc.	5.13%	02/15/53	19,582
25,000	HCA, Inc.	5.38%	09/01/26	25,142
15,000	HCA, Inc.	4.13%	06/15/29	14,332
10,000	HCA, Inc.	5.13%	06/15/39	9,584
20,000	HCA, Inc.	4.63%	03/15/52	16,983
25,000	Humana, Inc.	5.75%	03/01/28	25,845
25,000	Humana, Inc.	5.88%	03/01/33	26,204
65,000	IQVIA, Inc. (c)	5.70%	05/15/28	66,277
35,000	Quest Diagnostics, Inc.	6.40%	11/30/33	38,385
30,000	UnitedHealth Group, Inc.	5.88%	02/15/53	33,320
25,000	Universal Health Services, Inc.	2.65%	10/15/30	21,102
				414,067
	Insurance — 1.9%
50,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	51,128
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance (Continued)
$45,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	$49,403
45,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	52,118
45,000	Brown & Brown, Inc.	4.20%	03/17/32	41,631
25,000	Brown & Brown, Inc.	4.95%	03/17/52	22,330
30,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	32,078
25,000	Marsh & McLennan Cos., Inc.	4.90%	03/15/49	23,965
25,000	Willis North America, Inc.	4.65%	06/15/27	24,824
				297,477
	Lodging — 0.4%
35,000	Hyatt Hotels Corp.	5.75%	01/30/27	35,813
35,000	Marriott International, Inc., Series FF	4.63%	06/15/30	34,533
				70,346
	Media — 0.6%
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	24,783
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.05%	03/30/29	24,605
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.48%	10/23/45	24,061
25,000	Comcast Corp.	5.35%	05/15/53	25,501
				98,950
	Packaging & Containers — 0.4%
45,000	Berry Global, Inc. (c)	5.50%	04/15/28	45,495
25,000	Berry Global, Inc. (c)	5.65%	01/15/34	25,293
				70,788
	Pharmaceuticals — 1.7%
25,000	AbbVie, Inc.	4.40%	11/06/42	23,170
30,000	Becton Dickinson & Co.	4.30%	08/22/32	28,913
35,000	Cigna Group (The)	4.50%	02/25/26	34,744
40,000	Cigna Group (The)	5.40%	03/15/33	41,337
25,000	CVS Health Corp.	5.00%	02/20/26	25,089
10,000	CVS Health Corp.	4.78%	03/25/38	9,387
25,000	CVS Health Corp.	5.63%	02/21/53	24,914
25,000	McKesson Corp.	5.10%	07/15/33	25,630
25,000	Zoetis, Inc.	5.60%	11/16/32	26,458
25,000	Zoetis, Inc.	4.45%	08/20/48	22,376
				262,018
	Pipelines — 0.6%
25,000	Energy Transfer L.P.	4.75%	01/15/26	24,858
25,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	25,443
45,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	47,210
				97,511
	Real Estate Investment Trusts — 0.4%
25,000	Crown Castle, Inc.	4.45%	02/15/26	24,690
20,000	Crown Castle, Inc.	2.90%	04/01/41	14,323
25,000	VICI Properties, L.P.	4.95%	02/15/30	24,255
				63,268
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Retail — 0.4%
$25,000	McDonald’s Corp.	4.88%	12/09/45	$24,240
45,000	O’Reilly Automotive, Inc.	4.35%	06/01/28	44,606
				68,846
	Software — 2.6%
25,000	Black Knight InfoServ LLC (c)	3.63%	09/01/28	23,688
30,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	29,841
25,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	25,549
50,000	Infor, Inc. (c)	1.75%	07/15/25	47,363
25,000	MSCI, Inc. (c)	4.00%	11/15/29	23,248
35,000	MSCI, Inc. (c)	3.88%	02/15/31	31,630
25,000	Oracle Corp.	5.80%	11/10/25	25,383
10,000	Oracle Corp.	4.50%	05/06/28	9,964
15,000	Oracle Corp.	6.25%	11/09/32	16,185
15,000	Oracle Corp.	6.13%	07/08/39	16,087
10,000	Oracle Corp.	5.55%	02/06/53	9,945
50,000	Roper Technologies, Inc.	3.80%	12/15/26	48,913
45,000	VMware LLC	4.70%	05/15/30	44,286
30,000	Workday, Inc.	3.70%	04/01/29	28,596
30,000	Workday, Inc.	3.80%	04/01/32	27,839
				408,517
	Telecommunications — 0.8%
35,000	AT&T, Inc.	3.65%	09/15/59	24,723
40,000	T-Mobile USA, Inc.	4.75%	02/01/28	39,812
25,000	T-Mobile USA, Inc.	5.65%	01/15/53	25,826
25,000	Verizon Communications, Inc.	4.50%	08/10/33	24,169
15,000	Verizon Communications, Inc.	4.86%	08/21/46	14,267
				128,797
	Transportation — 0.3%
25,000	CSX Corp.	5.50%	04/15/41	26,009
25,000	Union Pacific Corp.	3.20%	05/20/41	19,843
				45,852
	Water — 0.1%
25,000	American Water Capital Corp.	4.30%	12/01/42	22,319
	Total Corporate Bonds and Notes			4,029,463
	(Cost $3,802,421)
U.S. GOVERNMENT BONDS AND NOTES — 16.8%
300,000	U.S. Treasury Bond	4.50%	08/15/39	313,078
106,700	U.S. Treasury Bond	2.25%	05/15/41	80,167
300,000	U.S. Treasury Bond	4.00%	11/15/42	288,076
300,000	U.S. Treasury Bond	4.38%	08/15/43	302,250
300,000	U.S. Treasury Bond	4.00%	11/15/52	288,293
550,000	U.S. Treasury Note	4.63%	02/28/25	549,663
550,000	U.S. Treasury Note	5.00%	08/31/25	555,145
275,000	U.S. Treasury Note	4.63%	10/15/26	279,018
	Total U.S. Government Bonds and Notes			2,655,690
	(Cost $2,550,664)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 12.4%
	AMSR Trust
$315,000	Series 2020-SFR4, Class A (c)	1.36%	11/17/37	$294,841
	Citibank Credit Card Issuance Trust
250,000	Series 2017-A6, Class A6, 1 Mo. CME Term SOFR + CSA + 0.77% (d)	6.22%	05/14/29	252,191
	Citizens Auto Receivables Trust
260,000	Series 2024-1, Class A3 (c)	5.11%	04/17/28	261,252
	CoreVest American Finance Trust
300,000	Series 2020-1, Class A2 (c)	2.30%	03/15/50	273,690
378,668	Series 2021-2, Class A (c)	1.41%	07/15/54	341,837
	FirstKey Homes Trust
311,451	Series 2020-SFR1, Class A (c)	1.34%	08/17/37	293,056
	Toyota Auto Receivables Owner Trust
250,000	Series 2023-D, Class A3	5.54%	08/15/28	255,348
	Total Asset-Backed Securities			1,972,215
	(Cost $1,938,497)
MORTGAGE-BACKED SECURITIES — 5.2%
	Collateralized Mortgage Obligations — 1.7%
	Freddie Mac STACR REMIC Trust
260,000	Series 2021-DNA3, Class M2, 30 Day Average SOFR + 2.10% (c) (d)	7.44%	10/25/33	263,338
				263,338
	Commercial Mortgage-Backed Securities — 3.5%
	BANK
345,000	Series 2020-BN30, Class A4	1.93%	12/15/53	279,539
	BMO Mortgage Trust
5,824,000	Series 2024-5C3, Class XA, IO (a) (e)	1.12%	02/15/57	277,508
				557,047
	Total Mortgage-Backed Securities			820,385
	(Cost $796,180)
FOREIGN CORPORATE BONDS AND NOTES — 2.9%
	Banks — 1.0%
25,000	Barclays PLC (b)	4.97%	05/16/29	24,604
55,000	Royal Bank of Canada	4.88%	01/12/26	55,177
40,000	Toronto-Dominion Bank (The)	4.69%	09/15/27	39,947
45,000	UBS AG	5.65%	09/11/28	46,534
				166,262
	Beverages — 0.2%
25,000	Bacardi Ltd. / Bacardi-Martini B.V. (c)	5.25%	01/15/29	25,117
	Environmental Control — 0.3%
30,000	Waste Connections, Inc.	4.20%	01/15/33	28,809
20,000	Waste Connections, Inc.	2.95%	01/15/52	13,828
				42,637
	Insurance — 0.1%
25,000	Aon Global Ltd.	4.75%	05/15/45	22,881
	Packaging & Containers — 0.3%
25,000	CCL Industries, Inc. (c)	3.25%	10/01/26	23,687
25,000	CCL Industries, Inc. (c)	3.05%	06/01/30	21,978
				45,665
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals — 0.3%
$25,000	AstraZeneca PLC	6.45%	09/15/37	$29,142
25,000	Pfizer Investment Enterprises Pte Ltd.	5.11%	05/19/43	24,869
				54,011
	Pipelines — 0.1%
25,000	Enbridge, Inc.	4.25%	12/01/26	24,701
	Software — 0.4%
55,000	Open Text Corp. (c)	6.90%	12/01/27	57,099
	Transportation — 0.2%
25,000	Canadian National Railway Co.	6.13%	11/01/53	29,459
	Total Foreign Corporate Bonds and Notes			467,832
	(Cost $446,334)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.4%
	Capital Markets — 0.4%
600	iShares 20+ Year Treasury Bond ETF	57,996
	(Cost $59,227)
MONEY MARKET FUNDS — 3.2%
506,785	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (f)	506,785
	(Cost $506,785)
	Total Investments — 106.3%	16,845,376
	(Cost $16,193,702)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (3.5)%
	Federal National Mortgage Association
$(117,000)	Pool TBA	5.00%	03/15/54	(115,481)
(430,000)	Pool TBA	5.50%	03/15/54	(431,241)
	Total Investments Sold Short — (3.5)%			(546,722)
	(Proceeds $544,265)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.3)%
(1)	U.S. 10-Year Treasury Futures Call	$(112,320)	$110.00	02/23/24	(2,406)
(1)	U.S. 10-Year Treasury Futures Call	(112,320)	113.00	02/23/24	(453)
(5)	U.S. Treasury Long Bond Futures Call	(611,719)	116.00	02/23/24	(32,031)
(3)	U.S. Treasury Long Bond Futures Call	(367,031)	118.00	02/23/24	(13,641)
	Total Call Options Written				(48,531)
	(Premiums received $22,740)
	Put Options Written — (0.0)%
(3)	U.S. 5-Year Treasury Futures Put	(326,508)	106.50	05/24/24	(938)
(4)	U.S. Treasury Long Bond Futures Put	(489,375)	110.00	02/23/24	(0)
(1)	U.S. Treasury Long Bond Futures Put	(122,344)	116.00	02/23/24	(78)
(1)	U.S. Treasury Long Bond Futures Put	(122,344)	112.00	05/24/24	(484)
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(1)	Ultra 10-Year U.S. Treasury Futures Put	$(116,875)	$110.00	02/23/24	$(0)
(1)	Ultra 10-Year U.S. Treasury Futures Put	(116,875)	114.00	02/23/24	(141)
(1)	Ultra U.S. Treasury Long Bond Futures Put	(129,022)	117.00	02/23/24	(47)
(1)	Ultra U.S. Treasury Long Bond Futures Put	(129,022)	128.00	02/23/24	(1,375)
	Total Put Options Written				(3,063)
	(Premiums received $14,864)
	Total Written Options				(51,594)
	(Premiums received $37,604)
	Net Other Assets and Liabilities — (2.5)%				(396,822)
	Net Assets — 100.0%				$15,850,238
Futures Contracts at January 31, 2024 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	4	Mar-2024	$822,625	$1,187
U.S. 5-Year Treasury Notes	Long	8	Mar-2024	867,125	10,991
U.S. 10-Year Treasury Notes	Long	2	Mar-2024	224,656	1,794
Ultra 10-Year U.S. Treasury Notes	Long	1	Mar-2024	116,875	141
Ultra U.S. Treasury Bond Futures	Long	4	Mar-2024	516,875	21,239
				$2,548,156	$35,352

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $2,380,198 or 15.0%
of net assets.

(d)	Floating or variable rate security.
(e)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.
(f)	Rate shown reflects yield as of January 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$6,335,010	$—	$6,335,010	$—
Corporate Bonds and Notes*	4,029,463	—	4,029,463	—
U.S. Government Bonds and Notes	2,655,690	—	2,655,690	—
Asset-Backed Securities	1,972,215	—	1,972,215	—
Mortgage-Backed Securities	820,385	—	820,385	—
Foreign Corporate Bonds and Notes*	467,832	—	467,832	—
Exchange-Traded Funds*	57,996	57,996	—	—
Money Market Funds	506,785	506,785	—	—
Total Investments	16,845,376	564,781	16,280,595	—
Futures Contracts**	35,352	35,352	—	—
Total	$16,880,728	$600,133	$16,280,595	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(546,722)	$—	$(546,722)	$—
Written Options	(51,594)	(51,594)	—	—
Total	$(598,316)	$(51,594)	$(546,722)	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$16,845,376
Cash segregated as collateral for open futures and written options contracts	108,381
Receivables:
Investment securities sold	2,041,569
Interest	134,036
Variation margin	9,445
Dividends	3,045
Total Assets	19,141,852

LIABILITIES:
Investments sold short, at value	546,722
Options contracts written, at value	51,594
Payables:
Investment securities purchased	2,685,956
Investment advisory fees	7,342
Total Liabilities	3,291,614
NET ASSETS	$15,850,238

NET ASSETS consist of:
Paid-in capital	$15,003,790
Par value	7,500
Accumulated distributable earnings (loss)	838,948
NET ASSETS	$15,850,238
NET ASSET VALUE, per share	$21.13
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	750,002
Investments, at cost	$16,193,702
Investments sold short, proceeds	$544,265
Premiums received on options contracts written	$37,604
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Statement of Operations
For the Period Ended January 31, 2024 (Unaudited) (a)

INVESTMENT INCOME:
Interest	$169,158
Dividends	10,193
Total investment income	179,351

EXPENSES:
Investment advisory fees	19,673
Total expenses	19,673
NET INVESTMENT INCOME (LOSS)	159,678

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	126,791
Investments sold short	(10,130)
Purchased options contracts	(625)
Futures contracts	5,155
Net realized gain (loss)	121,191
Net change in unrealized appreciation (depreciation) on:
Investments	651,674
Investments sold short	(2,457)
Written options contracts	(13,990)
Futures contracts	35,352
Net change in unrealized appreciation (depreciation)	670,579
NET REALIZED AND UNREALIZED GAIN (LOSS)	791,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$951,448

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Statement of Changes in Net Assets

Period Ended 1/31/2024 (a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$159,678
Net realized gain (loss)	121,191
Net change in unrealized appreciation (depreciation)	670,579
Net increase (decrease) in net assets resulting from operations	951,448

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(112,500)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,011,290
Cost of shares redeemed	—
Net increase (decrease) in net assets resulting from shareholder transactions	15,011,290
Total increase (decrease) in net assets	15,850,238

NET ASSETS:
Beginning of period	—
End of period	$15,850,238

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—
Shares sold	750,002
Shares redeemed	—
Shares outstanding, end of period	750,002

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Core Investment Grade ETF (FTCB)
Financial Highlights
For a share outstanding throughout the period

Period Ended 1/31/2024 (a) (Unaudited)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.21
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.28
Distributions paid to shareholders from:
Net investment income	(0.15)
Net asset value, end of period	$21.13
Total return (c)	6.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,850
Ratio of total expenses to average net assets	0.55% (d)
Ratio of net investment income (loss) to average net assets	4.46% (d)
Portfolio turnover rate (e)	74%

(a)	Inception date is November 7, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund IV (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of nineteen exchange-traded funds that are offering shares. This report covers the First Trust Core Investment Grade ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FTCB” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment objective seeks to maximize long-term total return. Under normal market conditions, the Fund seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2024, the Fund held $277,508 of when-issued or delayed-delivery securities.
C. Short Sales
Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against or gain exposure to changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Options Contracts
The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts, exchange-listed U.S. Treasury futures contracts and exchange-listed options on secured overnight financing rate futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.
The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statement of Assets and Liabilities. When the Fund purchases (buys) an option, the premium paid represents the cost of the option, which is included in “Premiums paid on options contracts purchased” on the Statement of Assets and Liabilities. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire. Realized gains and losses on written options are included in “Net realized gain (loss) on written options contracts” on the Statement of Operations. Realized gains and losses on purchased options are included in “Net realized gain (loss) on purchased options contracts” on the Statement of Operations.
The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.
The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund’s successful use of options on futures contracts depends on the Advisor’s ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.
F. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
G. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
H. Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
I. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
J. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
K. Income Taxes
The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of January 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$15,611,833	$700,504	$(29,925)	$670,579

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
L. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.55000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%
Fund net assets greater than $10 billion	0.49500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the period ended January 31, 2024, were $14,530,083 and $8,920,083, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the period ended January 31, 2024 were $6,479,003 and $1,410,039, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $3,380,765 and $3,914,901, respectively.
For the period ended January 31, 2024, the Fund had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at January 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Interest Rate Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$51,594
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	35,352	Unrealized depreciation on futures contracts*	—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended January 31, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(625)
Futures contracts	5,155
Net change in unrealized appreciation (depreciation) on:
Written options contracts	(13,990)
Futures contracts	35,352
During the period ended January 31, 2024, the notional value of futures contracts opened and closed were $10,002,178 and $7,489,374, respectively.
During the period ended January 31, 2024, the premiums for purchased options contracts opened were $1,550 and the premiums for purchased options contracts closed, exercised and expired were $1,550.
During the period ended January 31, 2024, the premiums for written options contracts opened were $37,604 and the premiums for written options contracts closed, exercised and expired were $0.
The Fund does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 1, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of the Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund IV (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Core Investment Grade ETF (the “Fund”), for an initial two-year term at a meeting held on September 11, 2023. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund will be an actively-managed ETF and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor’s Investment Grade Fixed Income Team and Government & Securitized Products Group will be responsible for the day-to-day management of the Fund’s investments and considered the background and experience of the members of the Investment Grade Fixed Income Team and the Government & Securitized Products Group. The Board considered that the Advisor applies the same oversight model internally with the Investment Grade Fixed Income Team and the Government & Securitized Products Group as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. At the meeting, the Trustees received a presentation from representatives of the Investment Grade Fixed Income Team and the Government & Securitized Products Group and were able to ask

Additional Information (Continued)
First Trust Core Investment Grade ETF (FTCB)
January 31, 2024 (Unaudited)
questions about the Team and the Group and the proposed investment strategy for the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.55% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statements that the Fund will be a specialty, actively-managed fixed income ETF and will be most similar to two other actively-managed fixed income ETFs in the First Trust Fund Complex that are managed by the Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.65% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund IV
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item [18.]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund IV
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 8, 2024

* Print the name and title of each signing officer under his or her signature.